SUBSEQUENT EVENTS (Details Narrative) - Accredited Investor [Member] - USD ($)	May 20, 2022	Jan. 26, 2022	May 05, 2022
Equity Private Placement [Member]
Subsequent Event [Line Items]
Warrants to purchase shares		1,500,000
Warrants exercise price		$ 8.00
Number of shares issued		1,500,000
Proceeds from Issuance of Private Placement		$ 12,000,000
Equity Private Placement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Warrants to purchase shares	1,500,000
Warrants exercise price	$ 8.00
Number of shares issued	1,500,000
Note Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Principal amount		$ 33,333,333
Conversion price		$ 10.00
Common stock, par value		$ 0.001
Warrants to purchase shares		3,333,333
Warrants exercise price		$ 10.00
Interest rate		18.00%
Note Securities Purchase Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Warrants to purchase shares			3,333,333
Warrants exercise price			$ 10.00